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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kirk P. Wickman
Title:            General Counsel
Phone:            212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman            New York, New York          February 16, 2010
-------------------------     ---------------------      -----------------------
     [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     52
                                                            ------------------

Form 13F Information Table Value Total:                               $823,384
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         -------           ----------------------             ------------------

         None.


                                                     Angelo, Gordon & Co., L.P.
                                                     Form 13F Information Table
                                                  Quarter ended December 31, 2009



                                                                                       INVESTMENT DISCRETION       VOTING AUTHORITY
                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF        CUSIP       (IN      PRINCIPAL   SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER    THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER
SERVICES                 CL A             008190100    $19,596      328,300   SH      SOLE                         328,300
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER
SERVICES                 CL A             008190100    $5,969       100,000   SH CALL SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------
AGCO CORP                NOTE 1.750%12/3  001084AL6    $4,492     3,000,000  PRN      SOLE                       3,000,000
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                NOTE 5.250% 3/1  013817AT8    $78,120   30,000,000  PRN      SOLE                      30,000,000
------------------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS
INC                      NOTE 2.500% 4/1  032346AD0    $7,640     8,000,000  PRN      SOLE                       8,000,000
------------------------------------------------------------------------------------------------------------------------------------
ARCELORMITTAL SA
LUXEMBOURG               NOTE 5.000% 5/1  03938LAK0    $8,300     5,000,000  PRN      SOLE                       5,000,000
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK INC            DBCV 2.625% 2/1  09247XAB7    $45,082   19,302,000  PRN      SOLE                      19,302,000
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN
SANTA FE                 COM              12189T104    $20,829      211,200   SH      SOLE                         211,200
------------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC             NOTE 2.000% 6/0  156708AP4    $5,670     4,000,000  PRN      SOLE                       4,000,000
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP   NOTE 2.500% 5/1  165167CA3    $6,216     7,000,000  PRN      SOLE                       7,000,000
------------------------------------------------------------------------------------------------------------------------------------
CIT GROUP INC            COM NEW          125581801    $45,692    1,654,917   SH      SOLE                       1,654,917
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLS INC    NOTE 4.500% 1/1  210795PU8    $8,845     8,000,000  PRN      SOLE                       8,000,000
------------------------------------------------------------------------------------------------------------------------------------
CYCLACEL
PHARMACEUTICALS INC      PFD CONV EX 6%   23254L207    $461         196,000   SH      SOLE                         196,000
------------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION
DEVICES IN               NOTE 3.000% 6/1  292659AA7    $2,732     4,300,000  PRN      SOLE                       4,300,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                       INVESTMENT DISCRETION       VOTING AUTHORITY
                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF        CUSIP       (IN      PRINCIPAL   SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER    THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC              NOTE 4.750% 6/1  29444UAH9    $14,664   10,000,000  PRN      SOLE                      10,000,000
------------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL          NOTE 4.250%11/1  345370CN8    $32,838   26,000,000  PRN      SOLE                      26,000,000
------------------------------------------------------------------------------------------------------------------------------------
GREATBATCH INC           SDCV 2.250% 6/1  39153LAB2    $8,128     9,595,000  PRN      SOLE                       9,595,000
------------------------------------------------------------------------------------------------------------------------------------
HERTZ GLOBAL HOLDINGS
INC                      NOTE 5.250% 6/0  42805TAA3    $12,244    7,500,000  PRN      SOLE                       7,500,000
------------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND GLOBAL
HLDG                     NOTE 4.500% 4/1  45687AAD4    $41,394   20,150,000  PRN      SOLE                      20,150,000
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
BUSINESS MACHINES        COM              459200101    $13,090      100,000   SH      SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED
INNOVATIONS IN           PFD CONV SER B   46126P304    $8,018        30,000   SH      SOLE                          30,000
------------------------------------------------------------------------------------------------------------------------------------
INVITROGEN CORP          NOTE 2.000% 8/0  46185RAJ9    $10,807    7,000,000  PRN      SOLE                       7,000,000
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS CORP     DBCV 5.500%10/1  477143AD3    $8,310     6,000,000  PRN      SOLE                       6,000,000
------------------------------------------------------------------------------------------------------------------------------------
MCMORAN EXPLORATION CO   PFD MAND CNV     582411500    $21,194      313,100   SH      SOLE                         313,100
------------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC    NOTE 1.875% 6/0  595112AH6    $15,530   16,000,000  PRN      SOLE                      16,000,000
------------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC    NOTE 4.250%10/1  595112AJ2    $12,059    5,500,000  PRN      SOLE                       5,500,000
------------------------------------------------------------------------------------------------------------------------------------
MYLAN INC                PFD CONV         628530206    $42,713       37,500   SH      SOLE                          37,500
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC            NOTE 3.125% 6/1  62913FAJ1    $10,093   11,000,000  PRN      SOLE                      11,000,000
------------------------------------------------------------------------------------------------------------------------------------
NEWELL RUBBERMAID INC    NOTE 5.500% 3/1  651229AH9    $37,775   20,000,000  PRN      SOLE                      20,000,000
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP      COM              651639106    $710          15,000   SH      SOLE                          15,000
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC  NOTE 2.000%12/1  671040AF0    $10,465    9,100,000  PRN      SOLE                       9,100,000
------------------------------------------------------------------------------------------------------------------------------------
OLD REP INTL CORP        NOTE 8.000% 5/1  680223AF1    $11,259   10,000,000  PRN      SOLE                      10,000,000
------------------------------------------------------------------------------------------------------------------------------------




                                                                                       INVESTMENT DISCRETION       VOTING AUTHORITY
                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF        CUSIP       (IN      PRINCIPAL   SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER    THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
OMNICARE CAP TR II       PFD B TR 4.00%   68214Q200    $7,274       200,000   SH      SOLE                         200,000
------------------------------------------------------------------------------------------------------------------------------------
PROTEIN DESIGN LABS INC  NOTE 2.750% 8/1  74369LAD5    $19,209   16,595,000  PRN      SOLE                      16,595,000
------------------------------------------------------------------------------------------------------------------------------------
SANDRIDGE ENERGY INC     COM              80007P307    $1,846       195,800   SH      SOLE                         195,800
------------------------------------------------------------------------------------------------------------------------------------
SCHEIN HENRY INC         NOTE 3.000% 8/1  806407AB8    $13,118   11,000,000  PRN      SOLE                      11,000,000
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD         DBCV 2.125% 6/0  806857AD0    $16,331   10,000,000  PRN      SOLE                      10,000,000
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                 COM              78442P106    $2,254       200,000   SH CALL SOLE                         200,000
------------------------------------------------------------------------------------------------------------------------------------
STEEL DYNAMICS INC       NOTE 5.125% 6/1  858119AP5    $23,554   18,595,000  PRN      SOLE                      18,595,000
------------------------------------------------------------------------------------------------------------------------------------
TERADYNE INC             NOTE 4.500% 3/1  880770AE2    $6,315     3,000,000  PRN      SOLE                       3,000,000
------------------------------------------------------------------------------------------------------------------------------------
TEXTRON INC              NOTE 4.500% 5/0  883203BN0    $22,557   14,000,000  PRN      SOLE                      14,000,000
------------------------------------------------------------------------------------------------------------------------------------
THERMADYNE HLDGS
CORP NEW                 COM PAR $0.01    883435307    $32,690    4,496,555   SH      SOLE                       4,496,555
------------------------------------------------------------------------------------------------------------------------------------
UAL CORP                 NOTE 4.500% 6/3  902549AH7    $870       1,000,000  PRN      SOLE                       1,000,000
------------------------------------------------------------------------------------------------------------------------------------
USEC INC                 NOTE 3.000%10/0  90333EAC2    $8,415    13,000,000  PRN      SOLE                      13,000,000
------------------------------------------------------------------------------------------------------------------------------------
UNITED RENTALS INC       NOTE 4.000%11/1  911363AL3    $278         250,000  PRN      SOLE                         250,000
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STL
CORP NEW                 NOTE 4.000% 5/1  912909AE8    $51,370   27,500,000  PRN      SOLE                      27,500,000
------------------------------------------------------------------------------------------------------------------------------------
WESCO INTL INC           DBCV 6.000% 9/1  95082PAH8    $10,982    9,002,000  PRN      SOLE                       9,002,000
------------------------------------------------------------------------------------------------------------------------------------
WEST PHARMACEUTICAL
SVSC INC                 SDCV 4.000% 3/1  955306AA3    $3,516     4,200,000  PRN      SOLE                       4,200,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN REFNG INC        NOTE 5.750% 6/1  959319AC8    $12,600   16,000,000  PRN      SOLE                      16,000,000
------------------------------------------------------------------------------------------------------------------------------------
WRIGHT MED GROUP INC     NOTE 2.625%12/0  98235TAA5    $869       1,000,000  PRN      SOLE                       1,000,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                       INVESTMENT DISCRETION       VOTING AUTHORITY
                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF        CUSIP       (IN      PRINCIPAL   SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER    THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
XEROX CORP               COM              984121103    $2,115       250,000   SH CALL SOLE                         250,000
------------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC           COM              98385X106    $16,286      350,000   SH      SOLE                         350,000
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET                                      $823,384
VALUE (in thousands)

